Income Taxes (Details) - Schedule of Deferred Tax Liability - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes (Details) - Schedule of Deferred Tax Liability [Line Items]
Beginning Balance	$ 27,448	$ 13,297
Charged to statements of profit or loss	(5,209)	14,151
Ending Balance	22,239	27,448
Offsetting deferred tax assets	(22,239)
Net deferred tax liabilities
PPE [Member]
Income Taxes (Details) - Schedule of Deferred Tax Liability [Line Items]
Beginning Balance	21,518	9,287
Charged to statements of profit or loss	(4,164)	12,231
Ending Balance	17,354	21,518
ROU Asset [Member]
Income Taxes (Details) - Schedule of Deferred Tax Liability [Line Items]
Beginning Balance	5,930	4,010
Charged to statements of profit or loss	(2,333)	1,920
Ending Balance	3,597	5,930
Reserves and other [Member]
Income Taxes (Details) - Schedule of Deferred Tax Liability [Line Items]
Beginning Balance
Charged to statements of profit or loss	1,288
Ending Balance	$ 1,288